PENSION PLAN - Schedule of Movement in Plan (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Registered Plans
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	$ 30	$ 29
Return on plan assets	14	12
Interest expense (income)	13	11
Registered Plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	269	250
Benefits paid by the plan	(18)	(15)
Current service costs	30	28
Interest expense (income)	13	11
Actuarial gain in other comprehensive income	(16)	(5)
Net defined benefit liability (asset), ending balance	278	269
Registered Plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(292)	(255)
Defined benefit plan	17	18
Benefits paid by the plan	(18)	(15)
Return on plan assets	26	22
Interest expense (income)	(14)	(12)
Net defined benefit liability (asset), ending balance	(331)	(292)
Supplemental Plan | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	15	14
Benefits paid by the plan	(1)	(1)
Current service costs	1	1
Interest expense (income)	1	1
Actuarial gain in other comprehensive income	0	0
Net defined benefit liability (asset), ending balance	$ 16	$ 15